Policyholders' Liabilities	12 Months Ended
Dec. 31, 2022
Policyholder Account Balances, Future Policy Benefits and Claims and Separate Account Liabilities [Abstract]
Policyholders' Liabilities	POLICYHOLDERS' ACCOUNT BALANCES
Policyholders' Account Balances
The Company issues variable life and universal life insurance contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse (“no-lapse guarantee”).
The Company also issues variable annuity insurance contracts where the Company contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, and/or (2) the highest contract value on a specified date adjusted for any withdrawals. These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods.
For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.
For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.
The balance of and changes in policyholders' account balances as of and for the periods ended are as follows:

	December 31, 2022
	Variable Annuities	Variable Life / Universal Life	Total
	($ in thousands)
Balance, beginning of period	$344,945	$2,052,065	$2,397,010
Deposits	1,066	227,017	228,083
Interest credited	6,174	64,979	71,153
Policy charges	(234)	(145,194)	(145,428)
Surrenders and withdrawals	(22,412)	(125,011)	(147,423)
Benefit payments	(3,310)	2,378	(932)
Net transfers (to) from separate account	895	37,577	38,472
Change in market value and other adjustments	0	(29,131)	(29,131)
Balance, end of period	327,124	2,084,680	2,411,804
Less: Reinsurance and other recoverables(1)	323,981	759,273	1,083,254
Policyholders' account balance net of reinsurance and other recoverables	$3,143	$1,325,407	$1,328,550

Unearned revenue reserve			313,710
Other			48,801
Total Policyholders' account balance			$2,774,315

Weighted-average crediting rate	1.84%	3.14%	2.96%
Net amount at risk(2)	$0	$33,702,745	$33,702,745
Cash surrender value(3)	$305,239	$1,750,451	$2,055,690

(1) The amount of recoverables related to reinsurance agreements that reduce the risk of the policyholders’ account balances gross liability.
(2) The net amount at risk calculation includes both general and separate account balances.
(3) Cash surrender value represents the amount of the contractholder's account balances distributable at the balance sheet date less certain surrender charges.

	December 31, 2021
	Variable Annuities	Variable Life / Universal Life	Total
	($ in thousands)
Balance, beginning of period	$365,751	$2,023,030	$2,388,781
Deposits	1,610	279,102	280,712
Interest credited	6,524	55,457	61,981
Policy charges	(169)	(141,977)	(142,146)
Surrenders and withdrawals	(18,111)	(133,669)	(151,780)
Benefit payments	(6,552)	(72,340)	(78,892)
Net transfers (to) from separate account	(4,108)	33,480	29,372
Change in market value and other adjustments	0	8,982	8,982
Balance, end of period	344,945	2,052,065	2,397,010
Less: Reinsurance and other recoverables(1)	340,527	732,293	1,072,820
Policyholders' account balance net of reinsurance and other recoverables	$4,418	$1,319,772	$1,324,190

Unearned revenue reserve			251,573
Other			51,351
Total Policyholders' account balance			$2,699,934

Weighted-average crediting rate	1.84%	2.72%	2.59%
Net amount at risk(2)	$0	$32,380,414	$32,380,414
Cash surrender value(3)	$323,406	$1,676,529	$1,999,935

(1) The amount of recoverables related to reinsurance agreements that reduce the risk of the policyholders’ account balances gross liability.
(2) The net amount at risk calculation includes both general and separate account balances.
(3) Cash surrender value represents the amount of the contractholder's account balances distributable at the balance sheet date less certain surrender charges.

The balance of account values by range of guaranteed minimum crediting rates and the related range of difference, in basis points, between rates being credited to policyholders and the respective guaranteed minimums are as follows:

	December 31, 2022
Range of Guaranteed Minimum Crediting Rate(1)	At guaranteed minimum	1 - 50 bps above guaranteed minimum	51 - 150 bps above guaranteed minimum	Greater than 150 bps above guaranteed minimum	Total
	($ in thousands)
Variable Annuities
Less than 1.00%	$0	$0	$0	$0	$0
1.00% - 1.99%	192,551	1,593	0	0	194,144
2.00% - 2.99%	1,812	0	0	0	1,812
3.00% - 4.00%	132,969	231	0	0	133,200
Greater than 4.00%	125	0	0	0	125
Total	$327,457	$1,824	$0	$0	$329,281
Variable Life / Universal Life
Less than 1.00%	$705	$0	$0	$0	$705
1.00% - 1.99%	56,396	0	105,883	286,496	448,775
2.00% - 2.99%	4,433	15,602	203,101	136,109	359,245
3.00% - 4.00%	156,567	633	435,220	0	592,420
Greater than 4.00%	377,674	0	0	0	377,674
Total	$595,775	$16,235	$744,204	$422,605	$1,778,819

(1) Excludes contracts without minimum guaranteed crediting rates, such as funds with indexed-linked crediting options.

	December 31, 2021
Range of Guaranteed Minimum Crediting Rate(1)	At guaranteed minimum	1 - 50 bps above guaranteed minimum	51 - 150 bps above guaranteed minimum	Greater than 150 bps above guaranteed minimum	Total
	($ in thousands)
Variable Annuities
Less than 1.00%	$0	$0	$0	$0	$0
1.00% - 1.99%	202,917	1,627	0	0	204,544
2.00% - 2.99%	1,901	0	0	0	1,901
3.00% - 4.00%	142,452	0	0	0	142,452
Greater than 4.00%	120	0	0	0	120
Total	$347,390	$1,627	$0	$0	$349,017
Variable Life / Universal Life
Less than 1.00%	$1,143	$0	$0	$0	$1,143
1.00% - 1.99%	48,298	0	0	362,043	410,341
2.00% - 2.99%	679	0	288,371	53,031	342,081
3.00% - 4.00%	142,942	390,853	62,559	0	596,354
Greater than 4.00%	362,150	0	0	0	362,150
Total	$555,212	$390,853	$350,930	$415,074	$1,712,069

(1) Excludes contracts without minimum guaranteed crediting rates, such as funds with indexed-linked crediting options.

Unearned Revenue Reserve

The balances of and changes in URR as of and for the periods ended are as follows:

	December 31, 2022	December 31, 2021
	Variable Life / Universal Life
	(in thousands)
Balance, beginning of period	$251,573	$186,582
Unearned revenue	75,757	76,179
Amortization expense	(13,681)	(11,188)
Other adjustments	61	0
Balance, end of period	313,710	251,573
Less: Reinsurance recoverables	81,256	63,830
Unearned revenue reserve net of reinsurance recoverables	$232,454	$187,743